UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-22998

CSOP ETF TRUST

on behalf of the following series:

CSOP FTSE China A50 ETF

CSOP MSCI China A International Hedged ETF
CSOP China CSI 300 A-H Dynamic ETF

(Exact name of Registrant as specified in charter)

2801-2803, Two Exchange Square,

8 Connaught Place, Central,

Hong Kong

(Address of principal executive offices)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5628

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1. SCHEDULES OF INVESTMENTS.

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

	Shares	Value
Common Stocks - 97.0%
China - 97.0%
Auto Manufacturers - 2.0%
Byd Co. Ltd. Class A(a)	13,800	$134,858
SAIC Motor Corp. Ltd. Class A	80,989	260,785
		395,643

Banks - 38.7%
Agricultural Bank of China Ltd. Class A	1,230,600	603,157
Bank of China Ltd. Class A	735,400	447,486
Bank of Communications Co. Ltd. Class A	589,100	575,687
China CITIC Bank Corp. Ltd. Class A(a)	100,138	109,710
China Construction Bank Corp. Class A	316,100	277,245
China Everbright Bank Co. Ltd. Class A	486,400	312,947
China Merchants Bank Co. Ltd. Class A	413,328	1,128,333
China Minsheng Banking Corp. Ltd. Class A	814,120	1,190,904
Industrial & Commercial Bank of China Ltd. Class A	752,100	522,700
Industrial Bank Co. Ltd. Class A	398,132	1,031,269
Ping An Bank Co. Ltd. Class A	210,320	382,658
Shanghai Pudong Development Bank Co. Ltd. Class A	345,515	957,892
		7,539,988

Beverages - 2.7%
Kweichow Moutai Co. Ltd. Class A	16,047	531,300

Building Materials - 1.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	62,528	212,062

Coal - 0.8%
China Shenhua Energy Co. Ltd. Class A	69,667	158,256

Commercial Services - 0.5%
Shanghai International Port Group Co. Ltd. Class A	105,300	103,542

Diversified Financial Services - 11.7%
CITIC Securities Co. Ltd. Class A	270,746	794,976
GF Securities Co. Ltd. Class A	80,841	238,596
Guosen Securities Co. Ltd. Class A	43,100	129,168
Guotai Junan Securities Co. Ltd. Class A	53,700	194,753
Haitong Securities Co. Ltd. Class A	208,700	501,003
Huatai Securities Co. Ltd. Class A	80,600	241,187
Shenwan Hongyuan Group Co. Ltd. Class A(a)	113,800	184,945
		2,284,628

Electric - 2.0%
China National Nuclear Power Co. Ltd. Class A(a)	133,500	193,260
Huaneng Power International, Inc. Class A	65,400	86,637
Zhejiang Zheneng Electric Power Co. Ltd. Class A	89,700	101,950
		381,847

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

December 31, 2015

	Shares	Value
Electronics - 1.0%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	37,406	$195,202

Engineering & Construction - 5.9%
China Communications Construction Co. Ltd. Class A	48,900	99,506
China Railway Construction Corp. Ltd. Class A	96,800	198,005
China Railway Group Ltd. Class A	194,900	322,958
China State Construction Engineering Corp. Ltd. Class A	418,900	403,005
Power Construction Corp. of China Ltd. Class A	110,600	134,766
		1,158,240

Healthcare-Services - 0.5%
Shanghai RAAS Blood Products Co. Ltd. Class A	15,700	94,747

Home Furnishings - 1.6%
Midea Group Co. Ltd. Class A	61,660	307,081

Insurance - 12.9%
China Life Insurance Co. Ltd. Class A	51,145	219,712
China Pacific Insurance Group Co. Ltd. Class A	87,217	381,952
New China Life Insurance Co. Ltd. Class A	19,246	152,478
Ping An Insurance Group Co. of China Ltd. Class A	321,536	1,756,481
		2,510,623

Iron/Steel - 0.8%
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	283,900	155,519

Machinery-Diversified - 0.7%
Shanghai Electric Group Co. Ltd. Class A	75,700	132,560

Miscellaneous Manufacturer - 2.7%
CRRC Corp. Ltd. Class A	272,530	531,409

Oil & Gas - 2.2%
China Petroleum & Chemical Corp. Class A	333,000	250,632
PetroChina Co. Ltd. Class A	140,900	178,529
		429,161

Real Estate - 2.9%
China Vanke Co. Ltd. Class A(b)(c)	151,000	559,773

Retail - 1.4%
Suning Commerce Group Co. Ltd. Class A	131,900	269,202

Shipbuilding - 2.3%
China Shipbuilding Industry Co. Ltd. Class A	307,900	439,186

Telecommunications - 1.4%
China United Network Communications Ltd. Class A	295,200	276,832

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

December 31, 2015

	Shares	Value
Transportation - 1.2%
Daqin Railway Co. Ltd. Class A	186,200	$243,556

Total Common Stocks (Cost $18,975,188)		18,910,357

Total Investments - 97.0% (Cost $18,975,188) #		18,910,357
Other assets in excess of liabilities - 3.0%		580,421
Total Net Assets - 100.0%		$19,490,778

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At December 31, 2015, the value of this security amounted to $559,773 or 2.9% of net assets.
(c)	Security has been deemed to be illiquid as of December 31, 2015.

#	Cost for federal income tax purposes as of December 31, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$454,350
Gross unrealized depreciation	(519,181)
Net unrealized depreciation	$(64,831)

Summary of Investments by Sector^
Financials	66.2%
Industrials	13.3
Consumer Discretionary	6.1
Energy	3.0
Consumer Staples	2.7
Utilities	2.0
Telecommunication Services	1.4
Information Technology	1.0
Materials	0.8
HealthCare	0.5
Other assets in excess of liabilities	3.0
100.0%

^	As a percentage of total net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

	Shares	Value
Common Stocks - 95.9%
China - 95.9%
Advertising - 0.3%
Guangdong Advertising Group Co. Ltd. Class A	900	$3,435
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,400	5,642
		9,077

Aerospace/Defense - 1.3%
AVIC Aircraft Co. Ltd. Class A	2,700	10,148
Avic Aviation Engine Corp. PLC Class A	1,600	10,933
AVIC Helicopter Co. Ltd. Class A	600	4,801
China Aerospace Times Electronics Co. Ltd. Class A(a)	1,000	2,712
Jiangxi Hongdu Aviation Industry Corp. Ltd. Class A	700	2,479
Jihua Group Corp. Ltd. Class A	3,900	6,788
		37,861

Agriculture - 0.4%
Beijing Dabeinong Technology Group Co. Ltd. Class A	2,500	4,632
Heilongjiang Agriculture Co. Ltd. Class A	900	2,012
Hunan Dakang Pasture Farming Co. Ltd. Class A(a)	2,400	3,092
Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,000	3,604
		13,340

Airlines - 1.2%
Air China Ltd. Class A	5,700	7,421
China Eastern Airlines Corp. Ltd. Class A(a)	7,700	8,892
China Southern Airlines Co. Ltd. Class A	7,100	9,233
Hainan Airlines Co. Ltd. Class A	11,900	7,024
Spring Airlines Co. Ltd. Class A	600	5,554
		38,124

Apparel - 0.3%
Visual China Group Co. Ltd. Class A(a)	700	4,037
Youngor Group Co. Ltd. Class A	2,200	5,435
		9,472

Auto Manufacturers - 2.9%
Anhui Jianghuai Automobile Co. Ltd. Class A	1,500	3,321
Beiqi Foton Motor Co. Ltd. Class A	3,400	3,266
Byd Co. Ltd. Class A(a)	1,300	12,704
China Avionics Systems Co. Ltd. Class A	1,500	5,606
Chongqing Changan Automobile Co. Ltd. Class A	3,800	9,785
FAW CAR Co. Ltd. Class A	1,600	3,975
Great Wall Motor Co. Ltd. Class A	4,000	7,308
Hubei Energy Group Co. Ltd. Class A	5,400	5,031
Pang Da Automobile Trade Co. Ltd. Class A(a)	6,500	3,866
SAIC Motor Corp. Ltd. Class A	7,300	23,506
Weifu High-Technology Group Co. Ltd. Class A	900	3,381
Zhengzhou Yutong Bus Co. Ltd. Class A	2,200	7,508
		89,257

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Auto Parts & Equipment - 1.1%
Fengfan Stock Ltd. Co. Class A	500	$3,570
Fuyao Glass Industry Group Co. Ltd. Class A	2,000	4,610
Huayu Automotive Systems Co. Ltd. Class A	2,600	6,652
Wanxiang Qianchao Co. Ltd. Class A	2,300	7,898
Weichai Power Co. Ltd. Class A	3,000	4,398
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	600	4,449
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A(a)	800	3,906
		35,483

Banks - 15.2%
Agricultural Bank of China Ltd. Class A	74,100	36,319
Bank of Beijing Co. Ltd. Class A	12,600	20,133
Bank of China Ltd. Class A	66,400	40,404
Bank of Communications Co. Ltd. Class A	37,100	36,255
Bank of Nanjing Co. Ltd. Class A	3,400	9,132
Bank of Ningbo Co. Ltd. Class A	3,900	9,179
China CITIC Bank Corp. Ltd. Class A(a)	8,500	9,313
China Construction Bank Corp. Class A	9,600	8,420
China Everbright Bank Co. Ltd. Class A	40,000	25,736
China Merchants Bank Co. Ltd. Class A	19,500	53,233
China Minsheng Banking Corp. Ltd. Class A	27,900	40,812
Huaxia Bank Co. Ltd. Class A	10,700	19,711
Industrial & Commercial Bank of China Ltd. Class A	51,000	35,444
Industrial Bank Co. Ltd. Class A	18,000	46,625
Ping An Bank Co. Ltd. Class A	14,400	26,199
Shanghai Pudong Development Bank Co. Ltd. Class A	17,600	48,794
		465,709

Beverages - 2.6%
Beijing Yanjing Brewery Co. Ltd. Class A	2,800	3,497
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,000	10,401
Kweichow Moutai Co. Ltd. Class A	1,200	39,731
Luzhou Laojiao Co. Ltd. Class A	1,400	5,761
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A(a)	900	2,632
Tsingtao Brewery Co. Ltd. Class A	700	3,526
Wuliangye Yibin Co. Ltd. Class A	3,800	15,730
		81,278

Biotechnology - 0.2%
Hualan Biological Engineering, Inc. Class A	600	4,006
MeiHua Holdings Group Co. Ltd. Class A(b)(c)	3,100	4,299
		8,305

Building Materials - 0.8%
Anhui Conch Cement Co. Ltd. Class A	4,000	10,379
BBMG Corp. Class A	2,400	3,412
Beijing New Building Materials PLC Class A	1,300	2,348
Luxin Venture Capital Group Co. Ltd. Class A(b)	700	4,150
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,800	5,102
		25,391

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value

Chemicals - 1.9%
China Hainan Rubber Industry Group Co. Ltd. Class A	4,000	$4,589
Hongda Xingye Co. Ltd. Class A	900	3,561
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	3,700	6,429
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)	2,300	5,748
Kingenta Ecological Engineering Group Co. Ltd. Class A	1,600	4,938
Kingfa Sci & Tech Co. Ltd. Class A	2,600	3,393
Qinghai Salt Lake Industry Co. Ltd. Class A	1,300	5,066
Sinopec Shanghai Petrochemical Co. Ltd. Class A(a)	6,100	5,998
Wanhua Chemical Group Co. Ltd. Class A	2,200	5,959
Zhejiang Juhua Co. Ltd. Class A	1,700	6,054
Zhejiang Longsheng Group Co. Ltd. Class A	3,300	5,829
		57,564

Coal - 1.2%
China Coal Energy Co. Ltd. Class A	6,100	5,600
China Shenhua Energy Co. Ltd. Class A	6,100	13,857
Jizhong Energy Resources Co. Ltd. Class A	3,600	2,753
SDIC Xinji Energy Co. Ltd. Class A(a)	2,600	3,630
Shanghai U9 Game Co. Ltd. Class A(a)	800	2,649
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	3,000	2,922
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	3,200	2,952
Yang Quan Coal Industry Group Co. Ltd. Class A(a)	2,400	2,353
		36,716

Commercial Services - 1.4%
Dalian Port PDA Co. Ltd. Class A	3,400	3,075
Eternal Asia Supply Chain Management Ltd. Class A(a)	1,000	6,989
Rizhao Port Co. Ltd. Class A	2,400	2,382
Shanghai International Port Group Co. Ltd. Class A	14,600	14,356
Taihai Manoir Nuclear Equipment Co. Ltd. Class A(a)	300	3,002
TangShan Port Group Co. Ltd. Class A(b)(c)	2,300	2,880
Tianjin Port Co. Ltd. Class A	1,700	2,907
Yingkou Port Liability Co. Ltd. Class A	5,400	3,892
Zhejiang Yasha Decoration Co. Ltd. Class A	1,300	3,111
		42,594

Computers - 1.8%
BOE Technology Group Co. Ltd. Class A	34,100	15,368
Dawning Information Industry Co. Ltd. Class A	300	4,150
DHC Software Co. Ltd. Class A(b)(c)	1,500	5,713
Fujian Newland Computer Co. Ltd. Class A(a)	900	3,458
GRG Banking Equipment Co. Ltd. Class A	900	4,232
Inspur Electronic Information Industry Co. Ltd. Class A	1,000	4,812
Shenghe Resources Class A	900	1,681
Shenzhen Rapoo Technology Co. Ltd. Class A(a)	300	2,605
Tsinghua Tongfang Co. Ltd. Class A	3,000	8,231
Venustech Group, Inc. Class A	800	3,885
		54,135

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value

Distribution/Wholesale - 0.4%
Shanghai Jahwa United Co. Ltd. Class A	700	$4,195
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	800	3,189
Sinochem International Corp. Class A	2,100	4,082
Xiamen ITG Group Corp. Ltd. Class A	1,700	2,404
		13,870

Diversified Financial Services - 9.6%
Anxin Trust Co. Ltd. Class A	1,700	5,874
Bohai Leasing Co. Ltd. Class A	3,600	4,927
Changjiang Securities Co. Ltd. Class A	4,800	9,046
China Merchants Securities Co. Ltd. Class A	5,800	19,099
CITIC Securities Co. Ltd. Class A	9,300	27,307
Dongxing Securities Co. Ltd. Class A	1,700	7,731
Everbright Securities Co. Ltd. Class A	3,900	13,576
Founder Securities Co. Ltd. Class A(a)	8,300	12,091
GF Securities Co. Ltd. Class A	5,900	17,413
Guosen Securities Co. Ltd. Class A	4,100	12,288
Guotai Junan Securities Co. Ltd. Class A	5,100	18,496
Guoyuan Securities Co. Ltd. Class A	2,000	6,856
Haitong Securities Co. Ltd. Class A	8,100	19,445
Huatai Securities Co. Ltd. Class A	5,500	16,458
Industrial Securities Co. Ltd. Class A(b)	5,200	8,680
Northeast Securities Co. Ltd. Class A	2,000	5,311
Orient Securities Co. Ltd. Class A	3,500	12,369
Pacific Securities Co. Ltd. Class A	3,500	5,216
Sealand Securities Co. Ltd. Class A	2,800	5,460
Shanghai DZH Ltd. Class A(a)	2,000	3,891
Shanxi Securities Co. Ltd. Class A	2,500	5,781
Shenwan Hongyuan Group Co. Ltd. Class A(a)	12,400	20,152
Sinolink Securities Co. Ltd. Class A	3,000	7,338
SooChow Securities Co. Ltd. Class A	2,700	6,584
Southwest Securities Co. Ltd. Class A	5,700	8,563
Western Securities Co. Ltd. Class A	2,800	13,983
		293,935

Electric - 3.9%
Beijing Jingneng Power Co. Ltd. Class A(b)(c)	3,900	3,592
China National Nuclear Power Co. Ltd. Class A(a)	13,000	18,819
China Yangtze Power Co. Ltd. Class A	13,700	28,190
GD Power Development Co. Ltd. Class A	19,700	11,748
Guangdong Electric Power Development Co. Ltd. Class A	700	781
Huadian Power International Corp. Ltd. Class A	8,200	8,461
Huaneng Power International, Inc. Class A	7,000	9,273
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,800	3,934
SDIC Power Holdings Co. Ltd. Class A	6,800	8,616
Shanghai Electric Power Co. Ltd. Class A	2,200	4,914
Shenergy Co. Ltd. Class A	4,600	5,270
Shenzhen Energy Group Co. Ltd. Class A	4,000	5,955
Sichuan Chuantou Energy Co. Ltd. Class A	4,400	7,184
Zhefu Holding Group Co. Ltd. Class A	2,000	2,471
		119,208

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value

Electrical Components & Equipment - 1.8%
Changyuan Group Ltd. Class A	100	$285
China Aviation Optical-Electrical Technology Co. Ltd. Class A	600	3,456
China XD Electric Co. Ltd. Class A	5,200	5,374
Chinese Universe Publishing & Media Co. Ltd. Class A	1,400	4,990
Dongfang Electric Corp. Ltd. Class A	2,000	4,137
Fangda Carbon New Material Co. Ltd. Class A(a)	1,700	3,227
Henan Pinggao Electric Co. Ltd. Class A	1,100	3,255
Qingdao Hanhe Cable Co. Ltd. Class A	3,100	3,500
TBEA Co. Ltd. Class A	3,300	5,894
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	2,200	7,608
XJ Electric Co. Ltd. Class A	1,000	2,948
Zhejiang Chint Electrics Co. Ltd. Class A	1,200	4,696
Zhejiang Wanma Co. Ltd. Class A	900	4,111
Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,600	3,220
		56,701

Electronics - 2.2%
Chengdu Santai Holding Group Co. Ltd. Class A	900	3,796
Dongxu Optoelectronic Technology Co. Ltd. Class A	2,400	3,307
GoerTek, Inc. Class A	1,500	7,875
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,100	21,396
Han's Laser Technology Industry Group Co. Ltd. Class A	1,100	4,322
Luxshare Precision Industry Co. Ltd. Class A	1,300	6,303
North Navigation Control Technology Co. Ltd. Class A	700	3,048
Shenzhen Huaqiang Industry Co. Ltd. Class A	500	2,777
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	2,300	4,265
Tianma Microelectronics Co. Ltd. Class A	900	2,897
Tongfang Guoxin Electronics Co. Ltd. Class A(b)(c)	600	5,476
Westone Information Industry, Inc. Class A	400	3,412
		68,874

Energy-Alternate Sources - 0.1%
Sinovel Wind Group Co. Ltd. Class A(a)	4,800	3,110

Engineering & Construction - 4.2%
China CAMC Engineering Co. Ltd. Class A	800	3,075
China Communications Construction Co. Ltd. Class A	3,900	7,936
China Gezhouba Group Co. Ltd. Class A	4,600	5,493
China National Chemical Engineering Co. Ltd. Class A	5,000	5,228
China Railway Construction Corp. Ltd. Class A	9,600	19,637
China Railway Group Ltd. Class A	17,600	29,164
China State Construction Engineering Corp. Ltd. Class A	30,100	28,958
Power Construction Corp. of China Ltd. Class A	9,600	11,698
Shanghai Construction Group Co. Ltd. Class A	5,000	5,372
Shanghai International Airport Co. Ltd. Class A	1,000	4,479
Shanghai Tunnel Engineering Co. Ltd. Class A	3,200	5,166
Sichuan Road & Bridge Co. Ltd. Class A	3,000	2,322
		128,528

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value

Entertainment - 0.4%
Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,300	$9,748
Wanda Cinema Line Co. Ltd. Class A	200	3,642
		13,390

Environmental Control - 0.4%
Beijing Capital Co. Ltd. Class A	2,400	3,711
Fujian Longking Co. Ltd. Class A	1,100	2,884
Tus-Sound Environmental Resources Co. Ltd. Class A	800	4,810
		11,405

Food - 1.7%
Beingmate Baby & Child Food Co. Ltd. Class A(a)	1,000	2,265
Bright Dairy & Food Co. Ltd. Class A	1,200	2,899
COFCO Tunhe Co. Ltd. Class A	2,100	4,605
Gansu Yasheng Industrial Group Co. Ltd. Class A	2,000	2,228
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,300	10,220
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,200	15,457
Muyuan Foodstuff Co. Ltd. Class A	500	3,571
Shenzhen Agricultural Products Co. Ltd. Class A	1,700	4,563
Yonghui Superstores Co. Ltd. Class A	4,100	6,284
		52,092

Gas - 0.2%
Beijing SPC Environmental Protection Tech Co. Ltd. Class A	1,000	3,405
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,300	3,441
		6,846

Healthcare-Products - 0.2%
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	700	4,374
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A(a)	600	3,501
		7,875

Healthcare-Services - 0.4%
Shanghai RAAS Blood Products Co. Ltd. Class A	1,800	10,863

Holding Companies-Diversified - 1.2%
Avic Capital Co. Ltd. Class A	3,800	8,984
China Baoan Group Co. Ltd. Class A	1,600	4,360
China Merchants Shekou Industrial Zone Co. Ltd.(a)	3,362	10,642
Humanwell Healthcare Group Co. Ltd. Class A	1,300	4,391
Zhejiang China Commodities City Group Co. Ltd. Class A	5,500	7,670
		36,047

Home Furnishings - 1.7%
Hisense Electric Co. Ltd. Class A	1,300	3,880
Midea Group Co. Ltd. Class A	4,200	20,917
Shanghai Oriental Pearl Media Co. Ltd. Class A	2,600	14,949
Sichuan Changhong Electric Co. Ltd. Class A(a)	4,600	4,042
TCL Corp. Class A	12,300	7,951
		51,739

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Insurance - 3.7%
China Life Insurance Co. Ltd. Class A	4,900	$21,050
China Pacific Insurance Group Co. Ltd. Class A	5,900	25,838
New China Life Insurance Co. Ltd. Class A	1,400	11,091
Ping An Insurance Group Co. of China Ltd. Class A	10,200	55,720
		113,699

Internet - 0.3%
People.cn Co. Ltd. Class A	1,100	3,807
Searainbow Holding Corp. Class A(a)	900	4,574
		8,381

Iron/Steel - 1.7%
Angang Steel Co. Ltd. Class A	5,100	3,692
Baoshan Iron & Steel Co. Ltd. Class A	11,000	9,314
Hebei Iron & Steel Co. Ltd. Class A(a)	10,700	5,407
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	27,300	14,955
Maanshan Iron & Steel Co. Ltd. Class A(a)	6,000	2,868
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A(a)	8,600	4,789
Shandong Iron & Steel Co. Ltd. Class A(a)	5,600	2,643
Shanxi Taigang Stainless Steel Co. Ltd. Class A(a)	5,700	3,546
Wuhan Iron & Steel Co. Ltd. Class A	10,100	5,318
		52,532

Leisure Time - 0.5%
AVIC Aero-Engine Controls Co. Ltd. Class A	1,200	5,758
China International Travel Service Corp. Ltd. Class A	1,000	9,000
		14,758

Machinery-Construction & Mining - 0.6%
Sany Heavy Industry Co. Ltd. Class A	7,700	7,688
XCMG Construction Machinery Co. Ltd. Class A	7,100	4,579
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,300	5,115
		17,382

Machinery-Diversified - 1.3%
Avic Heavy Machinery Co. Ltd. Class A	800	2,384
China First Heavy Industries Class A	6,600	7,982
CITIC Heavy Industries Co. Ltd. Class A	3,200	3,326
Hefei Meiya Optoelectronic Technology, Inc. Class A	700	4,286
Jiangxi Special Electric Motor Co. Ltd. Class A	1,100	2,938
NARI Technology Co. Ltd. Class A	2,400	6,075
Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	800	3,680
Shanghai Zhenhua Heavy Industries Co. Ltd. Class A(a)	2,800	2,537
Taiyuan Heavy Industry Co. Ltd. Class A(a)	2,400	2,090
Tian Di Science & Technology Co. Ltd. Class A	3,400	3,524
		38,822

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Media - 1.0%
Beijing Gehua CATV Network Co. Ltd. Class A	1,200	$3,921
China South Publishing & Media Group Co. Ltd. Class A	1,800	6,528
Huawen Media Investment Corp. Class A	2,100	4,789
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	2,000	6,240
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,100	5,076
Jishi Media Co. Ltd. Class A	3,000	2,813
		29,367

Metal Fabricate/Hardware - 0.3%
Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A	700	2,979
Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,700	3,644
Zhejiang Hailiang Co. Ltd. Class A	1,300	2,170
		8,793

Mining - 2.3%
Aluminum Corp. of China Ltd. Class A(a)	11,000	8,296
China Minmetals Rare Earth Co. Ltd. Class A(a)	1,000	3,141
China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,000	2,258
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,700	7,871
Guangdong HEC Technology Holding Co. Ltd. Class A	2,500	3,866
Jiangxi Copper Co. Ltd. Class A	2,100	5,016
Jinduicheng Molybdenum Co. Ltd. Class A	2,700	3,393
Shandong Gold Mining Co. Ltd. Class A	1,400	4,461
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	2,200	4,684
Tongling Nonferrous Metals Group Co. Ltd. Class A	8,000	4,346
Western Mining Co. Ltd. Class A	2,400	2,691
Xiamen Tungsten Co. Ltd. Class A	1,100	3,140
Yunnan Chihong Zinc & Germanium Co. Ltd. Class A	1,700	2,848
Zhongjin Gold Corp. Ltd. Class A	3,000	4,521
Zijin Mining Group Co. Ltd. Class A	15,900	8,493
		69,025

Miscellaneous Manufacturer - 1.9%
Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,100	3,939
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,100	2,342
China International Marine Containers Group Co. Ltd. Class A	1,200	3,824
CRRC Corp. Ltd. Class A	21,700	42,313
Shenzhen O-film Tech Co. Ltd. Class A	1,000	4,707
		57,125

Oil & Gas - 1.1%
China Petroleum & Chemical Corp. Class A	16,000	12,043
Oriental Energy Co. Ltd. Class A	700	2,483
PetroChina Co. Ltd. Class A	10,800	13,684
Wintime Energy Co. Ltd. Class A	9,400	6,804
		35,014

Oil & Gas Services - 0.5%
China Oilfield Services Ltd. Class A	2,000	4,710
Offshore Oil Engineering Co. Ltd. Class A	4,400	5,976
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	1,000	3,851
		14,537

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Packaging & Containers - 0.4%
Jiangsu Kangde Xin Composite Material Co. Ltd. Class A	1,400	$8,094
Org Packaging Co. Ltd. Class A	1,000	4,288
		12,382

Pharmaceuticals - 4.9%
Beijing SL Pharmaceutical Co. Ltd. Class A	700	3,558
Beijing Tongrentang Co. Ltd. Class A	1,400	9,477
China National Accord Medicines Corp. Ltd. Class A(b)(c)	300	3,011
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,000	4,143
Dong-E-E-Jiao Co. Ltd. Class A	700	5,555
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,500	3,898
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,100	5,053
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,400	5,451
Guizhou Yibai Pharmaceutical Co. Ltd. Class A	800	2,574
Hainan Haiyao Co. Ltd. Class A	100	590
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	700	3,213
Harbin Pharmaceutical Group Co. Ltd. Class A	1,900	3,440
Huadong Medicine Co. Ltd. Class A	400	4,975
Huapont Life Sciences Co. Ltd. Class A	1,900	4,080
Jiangsu Hengrui Medicine Co. Ltd. Class A	2,000	14,907
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	900	4,227
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,600	3,355
Jointown Pharmaceutical Group Co. Ltd. Class A(a)	1,100	3,271
Kangmei Pharmaceutical Co. Ltd. Class A	4,400	11,317
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,900	6,773
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	700	3,757
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	900	4,114
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,100	3,026
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,400	3,951
Tasly Pharmaceutical Group Co. Ltd. Class A	1,100	6,830
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,100	4,535
Xizang Haisco Pharmaceutical Group Co. Ltd. Class A	700	2,325
Yunnan Baiyao Group Co. Ltd. Class A	1,000	11,020
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	4,175
Zhejiang NHU Co. Ltd. Class A	1,100	2,911
		149,512

Pipelines - 0.2%
Guanghui Energy Co. Ltd. Class A	5,200	5,263

Real Estate - 5.4%
Beijing Capital Development Co. Ltd. Class A	2,300	4,363
Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,600	3,554
China Fortune Land Development Co. Ltd. Class A	2,700	12,586
China Vanke Co. Ltd. Class A(b)(c)	9,700	35,959
COFCO Property Group Co. Ltd. Class A	1,700	3,624
Financial Street Holdings Co. Ltd. Class A	3,000	5,249
Gemdale Corp. Class A	4,500	9,423
Jinke Properties Group Co. Ltd. Class A	4,200	3,365
Oceanwide Holdings Co. Ltd. Class A	3,800	7,237
Poly Real Estate Group Co. Ltd. Class A	10,800	17,437
RiseSun Real Estate Development Co. Ltd. Class A	3,800	5,495
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,100	8,369

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Real Estate - 5.4% (continued)
Shanghai SMI Holding Co. Ltd. Class A(b)	3,000	$10,543
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,600	7,000
Shenzhen World Union Properties Consultancy, Inc. Class A	1,500	3,694
Suning Universal Co. Ltd. Class A	2,500	5,004
Sunshine City Group Co. Ltd. Class A	3,200	4,385
Thaihot Group Co. Ltd. Class A	1,000	3,718
Xinhu Zhongbao Co. Ltd. Class A	6,800	4,922
Zhonghong Holding Co. Ltd. Class A	4,400	2,671
Zhongtian Urban Development Group Co. Ltd. Class A	4,300	5,951
		164,549

Retail - 1.0%
Haining China Leather Market Co. Ltd. Class A	1,100	2,561
Shanghai Bailian Group Co. Ltd. Class A	1,600	4,339
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,900	5,740
Shanghai Yuyuan Tourist Mart Co. Ltd. Class A	1,400	3,433
Suning Commerce Group Co. Ltd. Class A	7,400	15,103
		31,176

Semiconductors - 0.5%
GCL System Integration Technology Co. Ltd. Class A(a)	2,000	3,141
Sanan Optoelectronics Co. Ltd. Class A	2,400	8,842
Xi'an LONGi Silicon Materials Corp. Class A	1,800	3,728
		15,711

Shipbuilding - 1.1%
China CSSC Holdings Ltd. Class A	1,400	7,400
China Shipbuilding Industry Co. Ltd. Class A	17,400	24,819
		32,219

Software - 2.1%
Beijing Shiji Information Technology Co. Ltd. Class A	300	6,874
China National Software & Service Co. Ltd. Class A	500	2,738
Glodon Software Co. Ltd. Class A	1,100	3,035
Hangzhou Liaison Interactive Information Technology Co. Ltd. Class A	600	5,591
Hundsun Technologies, Inc. Class A	600	5,551
Iflytek Co. Ltd. Class A	1,300	7,309
NavInfo Co. Ltd. Class A	700	4,121
Neusoft Corp. Class A	1,200	5,654
Shanghai 2345 Network Holding Group Co. Ltd. Class A	700	3,930
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	800	5,971
Sinodata Co. Ltd. Class A	300	3,641
Yonyou Network Technology Co. Ltd. Class A	1,400	6,758
Zhejiang Dahua Technology Co. Ltd. Class A	1,200	6,719
		67,892

Storage/Warehousing - 0.1%
CMST Development Co. Ltd. Class A	1,900	2,895

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Telecommunications - 2.1%
Addsino Co. Ltd. Class A(a)	1,400	$4,047
China Spacesat Co. Ltd. Class A	1,200	7,746
China United Network Communications Ltd. Class A	21,300	19,975
Datang Telecom Technology Co. Ltd. Class A(a)	900	3,369
Dr Peng Telecom & Media Group Co. Ltd. Class A	1,400	5,039
Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,000	4,326
Guangzhou Haige Communications Group, Inc. Co. Class A(b)	2,200	5,572
Guoxuan High-Tech Co. Ltd.	600	3,378
ZTE Corp. Class A	3,400	9,612
		63,064

Toys/Games/Hobbies - 0.3%
Guangdong Alpha Animation & Culture Co. Ltd. Class A	1,300	10,201

Transportation - 1.4%
CCS Supply Chain Management Co. Ltd. Class A(a)	900	3,015
China High-Speed Railway Technology Co. Ltd. Class A(a)	2,000	3,575
China Merchants Energy Shipping Co. Ltd. Class A	5,300	5,702
Daqin Railway Co. Ltd. Class A	14,900	19,490
Guangshen Railway Co. Ltd. Class A	5,700	4,333
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,000	2,616
Sinotrans Air Transportation Development Co. Ltd. Class A	900	3,696
		42,427

Water - 0.2%
Chengdu Xingrong Environment Co. Ltd. Class A	3,000	3,241
Guangdong Golden Dragon Development, Inc. Class A(b)(c)	900	3,977
		7,218

Total Common Stocks (Cost $2,950,851)		2,942,733

Total Investments - 95.9% (Cost $2,950,851) #		2,942,733
Other assets in excess of liabilities - 4.1%		125,339
Total Net Assets - 100.0%		$3,068,072

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At December 31, 2015, the value of these securities amounted to $93,852 or 3.1% of net assets.

(c)	Security has been deemed to be illiquid as of December 31, 2015.

#	Cost for federal income tax purposes is $ 2,950,851. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$149,024
Gross unrealized depreciation	(157,142)
Net unrealized depreciation	$(8,118)

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

Summary of Investments by Sector^
Financials	34.2%
Industrials	18.1
Consumer Discretionary	9.0
Information Technology	7.5
Materials	7.2
HealthCare	6.0
Consumer Staples	5.3
Utilities	4.6
Energy	3.2
Telecommunication Services	0.8
Other assets in excess of liabilities	4.1
100.0%

^	As a percentage of total net assets.

At December 31, 2015, CSOP MSCI China A International Hedged ETF had open forward foreign currency contracts as described below. The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Chinese Offshore Renminbi	324,127	Brown Brothers Harriman & Co.	$49,185	1/5/16	$(473)
Chinese Offshore Renminbi	215,965	Brown Brothers Harriman & Co.	32,771	1/5/16	(98)
Chinese Offshore Renminbi	1,192,241	Brown Brothers Harriman & Co.	180,915	1/5/16	(3,877)
Chinese Offshore Renminbi	203,525	Brown Brothers Harriman & Co.	30,884	1/5/16	(502)
					(4,950)

Contracts to Sell:
Chinese Offshore Renminbi	284,482	Brown Brothers Harriman & Co.	43,168	1/5/16	133
Chinese Offshore Renminbi	459,349	Brown Brothers Harriman & Co.	69,704	1/5/16	479
Chinese Offshore Renminbi	452,311	Brown Brothers Harriman & Co.	68,636	1/5/16	421
Chinese Offshore Renminbi	20,261,303	Brown Brothers Harriman & Co.	3,074,529	1/5/16	65,395
Chinese Offshore Renminbi	740,606	Brown Brothers Harriman & Co.	112,382	1/5/16	2,222
Chinese Offshore Renminbi	19,788,899	Brown Brothers Harriman & Co.	2,991,363	2/2/16	6,955
Chinese Offshore Renminbi	579,242	Brown Brothers Harriman & Co.	87,561	2/2/16	164
					75,769
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$70,819

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

	Shares	Value
Common Stocks - 97.1%
China - 97.1%
Advertising - 0.3%
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	3,400	$13,703

Aerospace/Defense - 0.9%
AVIC Aircraft Co. Ltd. Class A	3,300	12,404
Avic Aviation Engine Corp. PLC Class A	2,300	15,716
AVIC Helicopter Co. Ltd. Class A	700	5,601
Jihua Group Corp. Ltd. Class A	4,600	8,006
		41,727

Agriculture - 0.2%
Beijing Dabeinong Technology Group Co. Ltd. Class A	4,400	8,152

Airlines - 1.2%
Air China Ltd. Class H	12,000	9,460
China Eastern Airlines Corp. Ltd. Class H(a)	22,000	12,518
China Southern Airlines Co. Ltd. Class H	18,000	13,888
Hainan Airlines Co. Ltd. Class A	17,400	10,271
Spring Airlines Co. Ltd. Class A	600	5,554
		51,691

Apparel - 0.4%
Heilan Home Co. Ltd. Class A	4,000	8,473
Youngor Group Co. Ltd. Class A	4,600	11,364
		19,837

Auto Manufacturers - 2.8%
Beiqi Foton Motor Co. Ltd. Class A	4,900	4,707
Byd Co. Ltd. Class H(a)	3,500	19,260
China Avionics Systems Co. Ltd. Class A	1,500	5,606
Chongqing Changan Automobile Co. Ltd. Class A	6,600	16,996
FAW CAR Co. Ltd. Class A	2,400	5,962
Great Wall Motor Co. Ltd. Class H	4,500	5,243
Guangzhou Automobile Group Co. Ltd. Class H	6,000	5,349
Hubei Energy Group Co. Ltd. Class A	6,300	5,870
Pang Da Automobile Trade Co. Ltd. Class A(a)	9,600	5,710
SAIC Motor Corp. Ltd. Class A	9,700	31,234
Weifu High-Technology Group Co. Ltd. Class A	1,800	6,763
Zhengzhou Yutong Bus Co. Ltd. Class A	3,900	13,309
		126,009

Auto Parts & Equipment - 0.9%
Fuyao Glass Industry Group Co. Ltd. Class A	4,200	9,681
Huayu Automotive Systems Co. Ltd. Class A	3,000	7,675
Wanxiang Qianchao Co. Ltd. Class A	3,300	11,332
Weichai Power Co. Ltd. Class H	11,000	12,177
		40,865

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Banks - 18.3%
Agricultural Bank of China Ltd. Class H	152,000	$62,168
Bank of Beijing Co. Ltd. Class A	30,100	48,095
Bank of China Ltd. Class H	93,000	41,517
Bank of Communications Co. Ltd. Class H	102,000	71,856
Bank of Nanjing Co. Ltd. Class A	6,000	16,115
Bank of Ningbo Co. Ltd. Class A	5,700	13,415
China CITIC Bank Corp. Ltd. Class H(a)	18,000	11,659
China Construction Bank Corp. Class H	27,000	18,498
China Everbright Bank Co. Ltd. Class H	71,000	34,536
China Merchants Bank Co. Ltd. Class H	36,500	86,181
China Minsheng Banking Corp. Ltd. Class H	126,000	124,853
Huaxia Bank Co. Ltd. Class A	15,700	28,922
Industrial & Commercial Bank of China Ltd. Class H	80,000	48,306
Industrial Bank Co. Ltd. Class A	39,900	103,352
Ping An Bank Co. Ltd. Class A	16,900	30,748
Shanghai Pudong Development Bank Co. Ltd. Class A	27,900	77,349
		817,570

Beverages - 2.2%
Beijing Yanjing Brewery Co. Ltd. Class A	4,100	5,120
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,300	13,521
Kweichow Moutai Co. Ltd. Class A	1,500	49,663
Luzhou Laojiao Co. Ltd. Class A	2,100	8,642
Wuliangye Yibin Co. Ltd. Class A	5,600	23,182
		100,128

Biotechnology - 0.3%
Hualan Biological Engineering, Inc. Class A	900	6,009
MeiHua Holdings Group Co. Ltd. Class A(b)(c)	5,500	7,628
		13,637

Building Materials - 1.8%
Anhui Conch Cement Co. Ltd. Class A	5,900	15,309
BBMG Corp. Class H	7,000	4,760
Gree Electric Appliances, Inc. of Zhuhai Class A	14,200	48,159
Luxin Venture Capital Group Co. Ltd. Class A(b)	900	5,336
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,600	7,370
		80,934

Chemicals - 1.1%
China Hainan Rubber Industry Group Co. Ltd. Class A	3,400	3,900
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	3,300	5,734
Kingenta Ecological Engineering Group Co. Ltd. Class A	1,800	5,556
Qinghai Salt Lake Industry Co. Ltd. Class A	1,800	7,014
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	18,000	7,176
Wanhua Chemical Group Co. Ltd. Class A	3,200	8,668
Zhejiang Longsheng Group Co. Ltd. Class A	6,700	11,834
		49,882

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Coal - 0.8%
China Coal Energy Co. Ltd. Class H	15,000	$5,748
China Shenhua Energy Co. Ltd. Class H	9,500	14,929
Jizhong Energy Resources Co. Ltd. Class A	3,100	2,371
Shaanxi Coal Industry Co. Ltd. Class A	5,800	4,277
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	3,500	3,410
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	4,600	4,244
Yanzhou Coal Mining Co. Ltd. Class H	4,000	1,868
		36,847

Commercial Services - 0.8%
BlueFocus Communication Group Co. Ltd. Class A	4,600	10,282
Shandong Hi-speed Co. Ltd. Class A	2,000	2,158
Shanghai International Port Group Co. Ltd. Class A	9,700	9,538
Tianjin Port Co. Ltd. Class A	2,400	4,104
Yingkou Port Liability Co. Ltd. Class A	5,700	4,109
Zhejiang Yasha Decoration Co. Ltd. Class A	2,000	4,786
		34,977

Computers - 1.8%
BOE Technology Group Co. Ltd. Class A	71,100	32,043
DHC Software Co. Ltd. Class A(b)(c)	2,200	8,379
Leshi Internet Information & Technology Corp. Beijing Class A(b)(c)	2,700	24,091
Tsinghua Tongfang Co. Ltd. Class A	5,200	14,267
		78,780

Distribution/Wholesale - 0.6%
Liaoning Cheng Da Co. Ltd. Class A	3,600	12,346
Shanghai Jahwa United Co. Ltd. Class A	1,600	9,588
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	900	3,587
		25,521

Diversified Financial Services - 10.4%
Bohai Leasing Co. Ltd. Class A	5,300	7,254
Changjiang Securities Co. Ltd. Class A	9,700	18,281
China Merchants Securities Co. Ltd. Class A	8,700	28,648
CITIC Securities Co. Ltd. Class H	29,000	67,799
Dongxing Securities Co. Ltd. Class A	1,500	6,822
Everbright Securities Co. Ltd. Class A	3,400	11,835
Founder Securities Co. Ltd. Class A(a)	12,100	17,626
GF Securities Co. Ltd. Class H(a)	10,800	27,116
Guosen Securities Co. Ltd. Class A	3,600	10,789
Guotai Junan Securities Co. Ltd. Class A	4,600	16,683
Guoyuan Securities Co. Ltd. Class A	3,400	11,655
Haitong Securities Co. Ltd. Class H	34,800	61,513
Huatai Securities Co. Ltd. Class H(a)	12,200	28,459
Industrial Securities Co. Ltd. Class A(b)	12,300	20,531
Northeast Securities Co. Ltd. Class A	3,400	9,029
Orient Securities Co. Ltd. Class A	3,100	10,956

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Diversified Financial Services - 10.4% (continued)
Pacific Securities Co. Ltd. Class A	10,600	$15,795
Sealand Securities Co. Ltd. Class A	4,200	8,190
Shanxi Securities Co. Ltd. Class A	3,700	8,556
Shenwan Hongyuan Group Co. Ltd. Class A(a)	13,100	21,290
Sinolink Securities Co. Ltd. Class A	5,400	13,209
SooChow Securities Co. Ltd. Class A	6,500	15,850
Southwest Securities Co. Ltd. Class A	8,300	12,469
Western Securities Co. Ltd. Class A	3,300	16,480
		466,835

Electric - 3.7%
Beijing Jingneng Power Co. Ltd. Class A(b)(c)	4,100	3,776
China National Nuclear Power Co. Ltd. Class A(a)	13,900	20,122
China Yangtze Power Co. Ltd. Class A	14,700	30,247
Datang International Power Generation Co. Ltd. Class H	24,000	7,308
GD Power Development Co. Ltd. Class A	28,900	17,235
Guangdong Electric Power Development Co. Ltd. Class A	2,600	2,900
Huadian Power International Corp. Ltd. Class H	12,000	7,819
Huaneng Power International, Inc. Class H	20,000	17,263
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	8,500	5,765
SDIC Power Holdings Co. Ltd. Class A	10,000	12,671
Shanghai Electric Power Co. Ltd. Class A	2,600	5,808
Shenergy Co. Ltd. Class A	6,700	7,676
Shenzhen Energy Group Co. Ltd. Class A	3,600	5,359
Sichuan Chuantou Energy Co. Ltd. Class A	6,500	10,613
Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,900	8,979
		163,541

Electrical Components & Equipment - 1.2%
China XD Electric Co. Ltd. Class A	6,000	6,200
Chinese Universe Publishing & Media Co. Ltd. Class A	1,600	5,703
Dongfang Electric Corp. Ltd. Class H	7,800	7,940
TBEA Co. Ltd. Class A	7,600	13,574
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	7,600	14,611
XJ Electric Co. Ltd. Class A	1,800	5,307
		53,335

Electronics - 1.6%
Dongxu Optoelectronic Technology Co. Ltd. Class A	4,900	6,751
GoerTek, Inc. Class A	2,200	11,551
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,600	18,787
Han's Laser Technology Industry Group Co. Ltd. Class A	2,500	9,822
Luxshare Precision Industry Co. Ltd. Class A	1,500	7,272
Shenzhen Inovance Technology Co. Ltd. Class A	1,400	10,027
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	4,100	7,603
		71,813

Energy-Alternate Sources - 0.0%*
CECEP Wind-Power Corp. Class A	600	1,437

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Engineering & Construction - 3.8%
China Communications Construction Co. Ltd. Class H	8,000	$8,175
China Gezhouba Group Co. Ltd. Class A	8,100	9,673
China National Chemical Engineering Co. Ltd. Class A	5,800	6,064
China Railway Construction Corp. Ltd. Class H	16,500	20,459
China Railway Group Ltd. Class H	35,000	26,598
China State Construction Engineering Corp. Ltd. Class A	44,900	43,196
Metallurgical Corp. of China Ltd. Class H	51,000	15,398
Power Construction Corp. of China Ltd. Class A	12,100	14,744
Shanghai Construction Group Co. Ltd. Class A	5,200	5,586
Shanghai International Airport Co. Ltd. Class A	2,800	12,543
Shanghai Tunnel Engineering Co. Ltd. Class A	4,700	7,588
		170,024

Entertainment - 1.0%
Beijing Enlight Media Co. Ltd. Class A	1,300	5,975
Huayi Brothers Media Corp. Class A	2,800	17,624
Shenzhen Overseas Chinese Town Co. Ltd. Class A	10,600	14,155
Songcheng Performance Development Co. Ltd. Class A	1,700	7,300
		45,054

Environmental Control - 0.6%
Beijing Capital Co. Ltd. Class A	2,800	4,330
Beijing Originwater Technology Co. Ltd. Class A	1,800	14,140
Tus-Sound Environmental Resources Co. Ltd. Class A	1,500	9,018
		27,488

Food - 1.7%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	800	4,291
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,900	8,982
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	18,000	44,877
Shenzhen Agricultural Products Co. Ltd. Class A	2,500	6,711
Yonghui Superstores Co. Ltd. Class A	6,000	9,196
		74,057

Healthcare-Products - 0.2%
Lepu Medical Technology Beijing Co. Ltd. Class A	1,500	8,786

Healthcare-Services - 0.3%
Aier Eye Hospital Group Co. Ltd. Class A	1,200	5,750
Shanghai RAAS Blood Products Co. Ltd. Class A	1,600	9,656
		15,406

Holding Companies-Diversified - 1.2%
Avic Capital Co. Ltd. Class A	6,600	15,604
China Baoan Group Co. Ltd. Class A	3,700	10,084
China Merchants Shekou Industrial Zone Co. Ltd. Class A(a)	4,802	15,200
Zhejiang China Commodities City Group Co. Ltd. Class A	8,000	11,156
		52,044

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Home Furnishings - 2.1%
Hisense Electric Co. Ltd. Class A	2,400	$7,163
Midea Group Co. Ltd. Class A	6,100	30,379
Shanghai Oriental Pearl Media Co. Ltd. Class A	5,500	31,623
Sichuan Changhong Electric Co. Ltd. Class A(a)	10,800	9,489
TCL Corp. Class A	25,100	16,225
		94,879

Insurance - 5.7%
China Life Insurance Co. Ltd. Class H	7,000	22,624
China Pacific Insurance Group Co. Ltd. Class A	9,400	41,166
New China Life Insurance Co. Ltd. Class H	3,400	14,279
Ping An Insurance Group Co. of China Ltd. Class A	32,400	176,994
		255,063

Internet - 1.5%
East Money Information Co. Ltd. Class A	3,500	27,633
Ourpalm Co. Ltd. Class A	4,400	9,347
People.cn Co. Ltd. Class A	1,600	5,538
Searainbow Holding Corp. Class A(a)	2,100	10,672
Wangsu Science & Technology Co. Ltd. Class A	1,500	13,655
		66,845

Iron/Steel - 1.2%
Angang Steel Co. Ltd. Class H	10,000	4,051
Baoshan Iron & Steel Co. Ltd. Class A	14,500	12,278
Hebei Iron & Steel Co. Ltd. Class A(a)	12,400	6,266
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	28,700	15,722
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A(a)	12,600	7,017
Shanxi Taigang Stainless Steel Co. Ltd. Class A(a)	6,700	4,168
Wuhan Iron & Steel Co. Ltd. Class A	11,800	6,213
		55,715

Leisure Time - 0.4%
AVIC Aero-Engine Controls Co. Ltd. Class A	1,300	6,238
China International Travel Service Corp. Ltd. Class A	1,200	10,800
		17,038

Machinery-Construction & Mining - 0.7%
Sany Heavy Industry Co. Ltd. Class A	11,200	11,183
XCMG Construction Machinery Co. Ltd. Class A	12,600	8,126
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	28,400	10,590
		29,899

Machinery-Diversified - 1.2%
China First Heavy Industries Class A	7,700	9,312
CITIC Heavy Industries Co. Ltd. Class A	3,700	3,846
NARI Technology Co. Ltd. Class A	4,300	10,884
Shanghai Electric Group Co. Ltd. Class H	30,000	15,909
Siasun Robot & Automation Co. Ltd. Class A	1,300	13,513
		53,464

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Media - 0.9%
China South Publishing & Media Group Co. Ltd. Class A	2,100	$7,616
Huawen Media Investment Corp. Class A	4,900	11,176
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	1,800	5,616
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,200	5,318
Wasu Media Holding Co. Ltd. Class A(a)	400	1,991
Zhejiang Daily Media Group Co. Ltd. Class A	1,800	5,143
Zhejiang Huace Film & TV Co. Ltd. Class A	1,200	5,424
		42,284

Metal Fabricate/Hardware - 0.1%
Xinxing Ductile Iron Pipes Co. Ltd. Class A	6,400	6,303

Mining - 2.2%
Aluminum Corp. of China Ltd. Class H(a)	42,000	13,927
China Minmetals Rare Earth Co. Ltd. Class A(a)	1,800	5,654
China Molybdenum Co. Ltd. Class H	30,000	5,613
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	6,400	13,616
Hainan Mining Co. Ltd. Class A	600	1,283
Jiangxi Copper Co. Ltd. Class H	6,000	7,114
Jinduicheng Molybdenum Co. Ltd. Class A	2,800	3,518
Shandong Gold Mining Co. Ltd. Class A	2,100	6,692
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,900	8,303
Tongling Nonferrous Metals Group Co. Ltd. Class A	11,200	6,084
Xiamen Tungsten Co. Ltd. Class A	1,200	3,425
Zhongjin Gold Corp. Ltd. Class A	4,300	6,479
Zijin Mining Group Co. Ltd. Class H	58,000	15,191
		96,899

Miscellaneous Manufacturer - 1.5%
China International Marine Containers Group Co. Ltd. Class H	3,800	6,952
CRRC Corp. Ltd. Class H	43,000	53,150
Shenzhen O-film Tech Co. Ltd. Class A	1,800	8,473
		68,575

Oil & Gas - 1.1%
China Petroleum & Chemical Corp. Class H	40,000	24,153
PetroChina Co. Ltd. Class H	28,000	18,352
Wintime Energy Co. Ltd. Class A	9,900	7,166
		49,671

Oil & Gas Services - 0.4%
China Oilfield Services Ltd. Class H	4,000	3,442
Offshore Oil Engineering Co. Ltd. Class A	6,500	8,828
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	1,400	5,392
		17,662

Packaging & Containers - 0.5%
Jiangsu Kangde Xin Composite Material Co. Ltd. Class A	4,200	24,282

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Pharmaceuticals - 4.2%
Beijing SL Pharmaceutical Co. Ltd. Class A	1,200	$6,100
Beijing Tongrentang Co. Ltd. Class A	2,100	14,216
By-health Co. Ltd. Class A	900	5,258
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,200	4,971
Dong-E-E-Jiao Co. Ltd. Class A	1,500	11,904
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	8,200	9,133
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,000	5,664
Huadong Medicine Co. Ltd. Class A	600	7,462
Jiangsu Hengrui Medicine Co. Ltd. Class A	3,400	25,342
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	2,100	9,863
Jointown Pharmaceutical Group Co. Ltd. Class A(a)	900	2,677
Kangmei Pharmaceutical Co. Ltd. Class A	9,100	23,406
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	4,000	11,612
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	700	3,757
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	900	4,114
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	2,100	5,927
Tasly Pharmaceutical Group Co. Ltd. Class A	1,900	11,798
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,300	9,483
Yunnan Baiyao Group Co. Ltd. Class A	1,500	16,529
		189,216

Pipelines - 0.2%
Guanghui Energy Co. Ltd. Class A	9,300	9,413

Real Estate - 4.8%
China Fortune Land Development Co. Ltd. Class A	3,100	14,451
China Vanke Co. Ltd. Class A(b)(c)	23,200	86,005
Financial Street Holdings Co. Ltd. Class A	4,500	7,873
Gemdale Corp. Class A	6,600	13,821
Oceanwide Holdings Co. Ltd. Class A	4,000	7,618
Poly Real Estate Group Co. Ltd. Class A	18,900	30,515
RiseSun Real Estate Development Co. Ltd. Class A	4,500	6,508
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,200	9,130
Shanghai SMI Holding Co. Ltd. Class A(b)	4,400	15,463
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,300	10,062
Xinhu Zhongbao Co. Ltd. Class A	8,200	5,935
Zhongtian Urban Development Group Co. Ltd. Class A	5,200	7,196
		214,577

Retail - 0.9%
Shanghai Bailian Group Co. Ltd. Class A	2,300	6,237
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,300	9,310
Suning Commerce Group Co. Ltd. Class A	13,000	26,532
		42,079

Semiconductors - 0.4%
Sanan Optoelectronics Co. Ltd. Class A	4,200	15,474

Shipbuilding - 1.1%
China CSSC Holdings Ltd. Class A	2,100	11,099
China Shipbuilding Industry Co. Ltd. Class A	27,000	38,513
		49,612

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

	Shares	Value
Software - 1.9%
Beijing Shiji Information Technology Co. Ltd. Class A	300	$6,874
Beijing Ultrapower Software Co. Ltd. Class A	3,500	6,957
Glodon Software Co. Ltd. Class A	2,000	5,517
Hundsun Technologies, Inc. Class A	1,500	13,878
Iflytek Co. Ltd. Class A	2,700	15,180
Neusoft Corp. Class A	2,500	11,779
Shanghai 2345 Network Holding Group Co. Ltd. Class A	800	4,492
Universal Scientific Industrial Shanghai Co. Ltd. Class A	600	1,317
Yonyou Network Technology Co. Ltd. Class A	2,100	10,137
Zhejiang Dahua Technology Co. Ltd. Class A	1,700	9,519
		85,650

Telecommunications - 2.1%
Beijing Xinwei Telecom Technology Group Co. Ltd. Class A	3,500	14,207
China Spacesat Co. Ltd. Class A	1,800	11,619
China United Network Communications Ltd. Class A	24,900	23,351
Dr Peng Telecom & Media Group Co. Ltd. Class A	3,300	11,878
Guangzhou Haige Communications Group, Inc. Co. Class A(b)	5,100	12,916
ZTE Corp. Class H	8,800	20,074
		94,045

Toys/Games/Hobbies - 0.3%
Guangdong Alpha Animation & Culture Co. Ltd. Class A	1,500	11,770

Transportation - 1.3%
China COSCO Holdings Co. Ltd. Class H(a)	26,000	11,808
China Merchants Energy Shipping Co. Ltd. Class A	6,300	6,778
China Shipping Container Lines Co. Ltd. Class H(a)	32,000	8,918
Daqin Railway Co. Ltd. Class A	17,500	22,891
Guangshen Railway Co. Ltd. Class H	14,000	6,990
		57,385

Water - 0.3%
Chengdu Xingrong Environment Co. Ltd. Class A	5,200	5,618
Chongqing Water Group Co. Ltd. Class A	1,700	2,407
Guangdong Golden Dragon Development, Inc. Class A(b)(c)	1,300	5,744
		13,769

Total Common Stocks (Cost $4,357,862)		4,351,649

Total Investments - 97.1% (Cost $4,357,862) #		4,351,649
Other assets in excess of liabilities - 2.9%		127,768
Total Net Assets - 100.0%		$4,479,417

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

December 31, 2015

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At December 31, 2015, the value of these securities amounted to $189,869 or 4.2% of net assets.

(c)	Security has been deemed to be illiquid as of December 31, 2015.

*	Represents less than 0.005%.

#	Cost for federal income tax purposes is $4,357,862. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$206,737
Gross unrealized depreciation	(212,950)
Net unrealized depreciation	$(6,213)

Summary of Investments by Sector^
Financials	39.7%
Industrials	15.8
Consumer Discretionary	10.4
Information Technology	7.5
Materials	5.8
HealthCare	5.2
Consumer Staples	4.8
Utilities	4.4
Energy	2.7
Telecommunication Services	0.8
Other assets in excess of liabilities	2.9
100.0%

^	As a percentage of total net assets.

CSOP ETF TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2015

1.	Organization

CSOP ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of three investment portfolios: the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF, (each a ‘‘Fund’’ and together, the ‘‘Funds’’). Each Fund is classified as ‘‘diversified,’’ and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.

The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of an index. The Funds track the following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index, the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index and the CSOP China CSI 300 A-H Dynamic ETF tracks the performance of the CSI 300 Smart Index (each an “Index” and together, the “Indices”).

CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies utilized by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for registered investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

a.	Basis of Presentation

The accompanying financial statements were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”). The Trust are an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

b.	Investment Valuation

The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (“Procedures”) approved by the Board. Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation means a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which services may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Redeemable securities issued by open-end investment companies and exchange traded funds (“ETFs”) are valued at the investment company’s or ETF’s applicable NAV. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your Shares.

In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to not reflect current market value, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAV and the prices used by the Funds’ Index. This may result in a difference between the Funds’ performance and the performance of the Funds’ Index, also known as “tracking error.”

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2015, for the Funds’ based upon the three levels defined above:

CSOP FTSE China A50 ETF

At December 31, 2015	Total	Level 1	Level 2	Level 3
Common Stocks	$18,910,357	$18,350,584	$559,773	$-
Total Investments, at value	$18,910,357	$18,350,584	$559,773	$-

CSOP MSCI China A International Hedged ETF

At December 31, 2015	Total	Level 1	Level 2	Level 3
Common Stocks	$2,942,733	$2,848,881	$93,852	$-
Forward Foreign Currency Contracts	70,819	-	70,819	-
Total Investments, at value	$3,013,552	$2,848,881	$164,671	$-

CSOP China CSI 300 A-H Dynamic ETF

At December 31, 2015	Total	Level 1	Level 2	Level 3
Common Stocks	$4,351,649	$4,161,780	$189,869	$-
Total Investments, at value	$4,351,649	$4,161,780	$189,869	$-

Please refer to the Schedule of Investments to view equity securities segregated by industry type. The Funds disclose transfers between levels based on valuations at the end of the reporting period. For the period ended December 31, 2015, there was one security transfer from Level 1 to Level 2, with a market value of $559,773, for the CSOP FTSE China A50 ETF.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period October 1, 2015, through December 31, 2015. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.

CSOP FTSE China A50 ETF	Total	Common Stocks	Investment Company	Short-Term Investment

Balance as of September 30, 2015	$577,641	$577,641	$-	$-

Realized gain (loss)	249,494	249,494	-	-

Change in unrealized appreciation (depreciation)	331,745	331,745	-	-

Purchases	-	-	-	-

(Sales)	(1,158,880)	(1,158,880)	-	-

Transfers In	-	-	-	-

Transfers Out	-	-	-	-

Balance as of December 31, 2015 *	$-	$-	$-	$-
Change in unrealized appreciation (depreciation) from investments held as of December 31, 2015	$-	$-	$-	$-

*	As of December 31, 2015, this security has been sold.

c.	Foreign Currency Translations

The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

d.	Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in the Funds’ Schedule of Investments.

3.	Principal Risks

As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short- or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Funds to certain risks that are specific to China and the Chinese markets. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time, be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.

Risk of Investments in A-Shares

The Indices for the AFTY and the MSCI A ETF are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of each Funds’ respective benchmark Index, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Institutional Investor (“RQFII”) quota. Therefore the size of the Funds’ direct investment in A-Shares is limited by the size of the Adviser’s RQFII quota. This places practical limitations on the size of the Funds and may have a negative impact on trading of Funds’ Shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota or RQFII quotas generally, were reduced or eliminated, the Funds could be required to dispose of certain or all of their A-Share holdings. This would likely have a material, adverse impact on the Funds’ performance and their ability to meet their investment objectives.

If the Funds are unable to obtain sufficient exposure to the performance of their respective benchmark Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new Shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new Shares would likely have a negative impact on the trading of each Funds’ Shares in the secondary market.

The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even longer periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, including a number of securities held by the Fund. If the trading in a significant number of the Fund’s A-Share holdings is halted or suspended, the Fund’s portfolio could become illiquid. In such event, the Fund may have difficulty selling its portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Fund may need to sell other more liquid portfolio holdings at a loss or at times when it otherwise would not do so in order to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Fund’s performance and increase the tracking error of the Fund against its Index. If a significant number of securities held by the Fund are suspended or unavailable for sale, the Fund is permitted to delay settlement of redemption requests up to seven days, as further discussed in the Fund’s Statement of Additional Information (“SAI”). Trading halts or suspensions may make it difficult for the Fund to obtain prices for such securities and may cause a Fund to “fair value” a portion of its portfolio holdings (as described below in “Pricing of Fund Shares”). Furthermore, trading halts or suspensions of the Fund’s underlying portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of Fund shares.

Risk of Investing Through Shanghai-Hong Kong Stock Connect

The Funds’ may invest in China A-Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds’ is not subject to individual investment quotas, daily and aggregate investment quotas apply to all participants in the Shanghai-Hong Kong Stock Connect program, which may restrict or preclude the ability of the Funds’ to invest in securities obtained via the program. Trading via the Shanghai-Hong Kong Stock Connect program is subject to trading, clearance and settlement procedures that are untested in China.

A-Shares Tax Risk

The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the People’s Republic of China (“China” or the “PRC”) has implemented a number of tax reforms in recent years, and may amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding and other taxes imposed by the PRC. The PRC rules for taxation are evolving, may change, and new rules may be applied retroactively. Any such changes, including any retroactive changes, could have an adverse impact on Fund performance.

Concentration Risk

To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political or regulatory occurrences.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAV and market price, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from its stated objective, and you could lose money.

Passive Investment Risk

The Funds are not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.

4.	Recently Issued Accounting Pronouncements

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946 Financial Services — Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management does not believe there will be any impact to the Funds’ financial statements.

5.	Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events, except as set forth above, which would require disclosure in the Funds’ financial statements through this date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

CSOP ETF TRUST

/s/ Randall Hobbs

By (Signature and Title)*

Randall Hobbs

Principal Executive Officer

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Randall Hobbs

Randall Hobbs

Principal Executive Officer

Date: February 29, 2016

By (Signature and Title)*

/s/ Monique Labbe

Monique Labbe

Treasurer – Principal Financial Officer

Date: February 29, 2016

* Print name and title of each signing officer under his or her signature.